Financial items (Tables)	12 Months Ended
Dec. 31, 2022
Financial items [Abstract]
Schedule of Finance items [text block]
Full year
(in USD million) 2022 2021 2020
Foreign currency exchange gains/(losses) derivative

financial instruments

797 870 (1,288)
Other foreign currency exchange gains/(losses) 1,291 (823) 642
Net foreign currency exchange gains/(losses) 2,088 47 (646)
Dividends received 93 39 44
Interest income financial investments, including

cash and cash equivalents
398 38 108
Interest income non-current financial receivables 30 26 34
Interest income other current financial assets and other

financial items
701 48 113
Interest income and other financial items 1,222 151 298
Gains/(losses) financial investments (394) (348) 456
Gains/(losses) other derivative financial instruments (1,745) (708) 448
Interest expense bonds and bank loans and net

interest on related derivatives
(1,029) (896) (951)
Interest expense lease liabilities (90) (93) (104)
Capitalised borrowing costs 382 334 308
Accretion expense asset retirement obligations (449) (453) (412)
Interest expense current financial liabilities and

other finance expense
(192) (114) (232)
Interest expenses and other finance expenses (1,379) (1,223) (1,392)
Net financial items (207) (2,080) (836)